Organization (Tables)	12 Months Ended
Dec. 31, 2019
Accounting Policies [Abstract]
Schedule of Company's Subsidiaries, VIE and Subsidiaries of VIE
As of December 31, 2019, the Company’s
main
subsidiaries and VIEs are as follows:

Entity	Date of incorporation	Place of incorporation	Percentage of legal ownership by the Company	Principal activities
Subsidiaries
QD Data Limited (“Qudian HK”)	December 2, 2016	Hong Kong (“HK”)	100%	Investment holding
QD Technology Limited (“Qudian BVI”)	November 23, 2016	British Virgin Islands (“BVI”)	100%	Investment holding
Qufenqi (Ganzhou) Information Technology Co., Ltd. (“Qufenqi Ganzhou”)	September 5, 2016	PRC	100%	Investment holding, research and development
Qudian Inc. Equity Incentive Trust (“Share Based Payment Trust”)	December 30, 2016	HK	Nil	Employee benefits
Qufenqi (HK) Limited (“Qufenqi HK”)	April 28, 2014	HK	100%	Investment holding
Xiamen Qudian Financial Lease Ltd. (“Xiamen Financial Lease”)	April 21, 2017	PRC	100%	Financial lease
Tianjin Qudian Financial Lease Co., Ltd. (“Tianjin Financial Lease”)	January 19, 2018	PRC	100%	Financial lease
Xiamen Happy Time Technology Co., Ltd. (“Xiamen Happy Time”)	September 5, 2018	PRC	100%	Technology development and service
Qu Plus Plus Inc. (“Qu Plus Plus”)	June 28, 2018	Cayman Islands	100%	Investment holding
Qu Plus Plus ( HK ) Limited (“Qu Plus Plus HK”)	July 9, 2018	HK	100%	Investment holding
Qu Plus Plus Limited (“Qu Plus Plus BVI”)	June 29, 2018	BVI	100%	Investment holding
Xiamen Youxiang Time Technology Service Co., Ltd. (“Xiamen Youxiang Time”)	August 3, 2018	PRC	100%	Technology development and service, research and development
Xiamen Xincheng Youda Financing Guarantee Ltd. (“Xiamen Xincheng Youda”)	March 7, 2019	PRC	100%	Financing guarantee service

Entity	Date of incorporation	Place of incorporation	Percentage of legal ownership by the Company	Principal activities
VIEs
Beijing Happy Time Technology Development Co., Ltd. (“Beijing Happy Time”)	April 9, 2014	PRC	Nil	Technology development and service, sale of products
Ganzhou Qudian Technology Co., Ltd. (“Ganzhou Qudian”)	November 25, 2016	PRC	Nil	Technology development and service, sale of products
Hunan Qudian Technology Development Co., Ltd. (“Hunan Qudian”)	November 2, 2016	PRC	Nil	Technology development and service, sale of products
Xiamen Qudian Technology Co., Ltd. (“Xiamen Qudian”)	April 1, 2017	PRC	Nil	Technology development and service, sale of products
Xiamen Weipujia Technology Co., Ltd. (“Xiamen Weipujia”)	June 6, 2018	PRC	Nil	Household service
Xiamen Qu Plus Plus Technology Co., Ltd. (“Xiamen Qu Plus Plus”)	June 5, 2019	PRC	Nil	Technology development and service, sale of products

Schedule of Financial Statements Information of VIEs	The table sets forth the assets and liabilities of the VIEs included in the Company’s consolidated balance sheets:

	As of December 31,
	2018	2019
	RMB	RMB	US$
Short-term loan principal and financing service fee receivables	8,417,821,413	7,788,585,617	1,118,760,324
Other current assets	3,472,629,937	7,095,745,062	1,019,240,004

Total current assets	11,890,451,350	14,884,330,679	2,138,000,328

Total non-current assets	1,066,321,556	967,471,254	138,968,550

Total assets	12,956,772,906	15,851,801,933	2,276,968,878

Total current liabilities	5,045,698,262	4,749,757,109	682,259,920
Total non-current liabilities	413,400,000	109,076,000	15,667,787

Total liabilities	5,459,098,262	4,858,833,109	697,927,707

The following table sets forth the results of operations of the VIEs included in the Company’s consolidated
statements of comprehensive income:

	For the years ended December 31,
	2017	2018	2019
	RMB	RMB	RMB	US$
Revenues	4,749,249,922	5,112,097,579	8,049,577,016	1,156,249,391
Net income	2,222,086,399	2,558,375,744	3,440,929,911	494,258,656

The table sets forth the cash flows of the VIEs included in the Company’s consolidated statements of cash flows:

	For the years ended December 31,
	2017	2018	2019
	RMB	RMB	RMB	US$
Net cash provided by operating activities	2,587,050,255	3,375,764,483	4,362,960,828	626,700,110
Net cash used in investing activities	(4,295,677,821)	(1,789,268,184)	(842,120,427)	(120,963,031)
Net cash (used in)/provided by financing activities	5,251,615,220	(4,568,154,072)	(2,855,955,341)	(410,232,316)